Loans and Advances to Customers (Tables)	6 Months Ended
Jun. 30, 2024
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	30 June 2024	31 December 2023
	£m	£m
Loans and advances to customers	207,563	212,159
Credit impairment loss allowances on loans and advances to customers	(862)	(916)
Residual value and voluntary termination provisions on finance leases	(22)	(21)
Net loans and advances to customers	206,679	211,222